Financial instruments (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial instruments
Transfers of financial assets	$ 0	$ 0
Financial liabilities - Amortized Cost
Financial instruments
Financial liabilities	35,859,407	40,382,911
Accounts payable and accrued liabilities
Financial instruments
Financial liabilities	24,853,497	23,232,661
Term loans
Financial instruments
Financial liabilities	5,916,956	8,278,004
International loans
Financial instruments
Financial liabilities	882,085	1,980,229
Lease obligations
Financial instruments
Financial liabilities	4,206,869	6,892,017
Financial assets at amortised cost, class
Financial instruments
Financial assets	133,181,415	54,519,528
Cash and cash equivalents
Financial instruments
Financial assets	102,208,807	22,638,300
Accounts receivable
Financial instruments
Financial assets	$ 30,972,608	31,859,306
Investment tax credit receivable
Financial instruments
Financial assets		$ 21,922